Investments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment [Line Items]
Average remaining maturities for short-term available for sale investments	6 months
Average remaining maturities for long-term available for sale investments	2 years
Gross unrealized losses on available-for-sale investments, before tax	$ 3,887	$ 3,493
Gain on cost-method investments acquired by third parties	1,700	8,700	$ 2,900
Other Assets [Member]
Investment [Line Items]
Cost method investments	19,200	19,400
Other Income (Expense) [Member]
Investment [Line Items]
Realized gains on the sales of available-for-sale investments	1,700	800
Realized losses on the sales of available-for-sale investments	500	1,000
Cost-method Investments, Other than Temporary Impairment	$ 1,100	$ 3,300	$ 8,300